Summary of Quarterly Financial Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Apr. 29, 2017	Jan. 28, 2017	Oct. 29, 2016	Jul. 30, 2016	Apr. 30, 2016	Jan. 30, 2016	Oct. 31, 2015	Aug. 01, 2015	Apr. 29, 2017	Apr. 30, 2016	May 02, 2015
Quarterly Financial Information [Line Items]
Sales	$ 821,220	$ 1,300,908	$ 858,548	$ 913,882	$ 876,684	$ 1,413,947	$ 894,654	$ 978,559	$ 3,894,558	$ 4,163,844	$ 4,297,108
Gross profit	242,487	436,801	255,375	277,539	265,758	491,655	269,786	300,098	1,212,202	1,327,297	1,425,924
Net income (loss) from continuing operations					(30,608)	80,262	(27,203)	(7,751)	22,023	14,700	32,872
Net loss from discontinued operations							(12,023)	(27,123)		(39,146)	3,724
Net income (loss)	$ (13,428)	$ 70,276	$ (20,409)	$ (14,416)	$ (30,608)	$ 80,262	$ (39,226)	$ (34,874)	$ 22,023	$ (24,446)	$ 36,596
Basic income (loss) per common share:
Income (loss) from continuing operations					$ (0.42)	$ 1.04	$ (0.36)	$ (0.27)	$ 0.30	$ 0.05	$ 0.15
Loss from discontinued operations							(0.16)	(0.41)		(0.54)	0.06
Basic income (loss) per common share	$ (0.19)	$ 0.97	$ (0.29)	$ (0.20)	(0.42)	1.04	(0.52)	(0.68)	0.30	(0.49)	0.21
Diluted income (loss) per common share:
Income (loss) from continuing operations					(0.42)	1.04	(0.36)	(0.27)	0.30	0.05	0.15
Loss from discontinued operations							(0.16)	(0.41)		(0.54)	0.06
Diluted income (loss) per common share	$ (0.19)	$ 0.96	$ (0.29)	$ (0.20)	$ (0.42)	$ 1.04	$ (0.52)	$ (0.68)	$ 0.30	$ (0.49)	$ 0.21